Climate change (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Climate change in price-only sensitivities reflect

Price source	CY2040 Price (real, US$/tonne)	CY2050 Price (real, US$/tonne)
Wood Mackenzie Net Zero (1.5°C) Scenario (July 2025)	171	162